PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Schedule of property plant and equipment
	December 31, 2017	December 31, 2016
Buildings	$11,656,259	$122,103
Machinery equipment	4,385,129	3,419,519
Transportation equipment	567,757	64,633
Office equipment	18,963	89,455
Leasehold improvements	334,978	-
Subtotal	16,963,086	3,695,710
Construction in progress	-	9,118,725
Less: accumulated depreciation	(2,374,824)	(1,628,422)
Property, plant and equipment, net	$14,588,262	$11,186,013